Annual Total Returns[BarChart] - Xtrackers International Real Estate ETF - Xtrackers International Real Estate ETF	2014	2015	2016	2017	2018	2019	2020
Total	4.17%	(5.30%)	6.02%	28.59%	(10.80%)	21.13%	(6.25%)